Segment disclosures - Revenue based on customer location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 318	$ 463
United States
Disclosure of geographical areas [line items]
Revenue	200	345
China
Disclosure of geographical areas [line items]
Revenue	$ 118	$ 118